GMO Alternative Allocation Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GMO Alternative Allocation Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	(2.56%)	6.06%	3.62%	(5.12%)	(0.27%)